Note 3 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2019	2018

Weighted-average common shares issued	7,286,554	7,232,238

Average treasury stock shares	(816,146)	(772,330)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,470,408	6,459,908

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	32,398	27,906

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,502,806	6,487,814